Consolidated Statements of Shareholders' Equity - JPY (¥) ¥ in Thousands	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Common Stock [Member]	Treasury Stock [Member]	Additional Paid-in Capital [Member]	Noncontrolling Interest [Member]	Total
BALANCE at Mar. 31, 2013	¥ (6,399,088)	¥ 263,770	¥ 16,833,847	¥ (392,079)	¥ 27,300,325	¥ 27,403	¥ 37,634,178
BALANCE (in shares) at Mar. 31, 2013			41,295,600
Acquisition of noncontrolling interests in consolidated subsidiaries (Note 14)		61		53	99	(213)
Issuance of common stock, net of issuance cost (Note 14)			¥ 8,661,600		8,609,604		17,271,204
Issuance of common stock, net of issuance cost (Note 14) (in shares)			5,400,000
Issuance of common stock upon exercise of stock options			¥ 1,575		1,576		3,151
Issuance of common stock upon exercise of stock options (in shares)			2,200
Stock-based compensation (Note 14)					50,391		50,391
Net income	4,442,237					241,395	4,683,632
Other comprehensive income (loss), net of tax		1,448,955				(144)	1,448,811
Dividends paid (Note 14)	(910,697)						(910,697)
Purchase of treasury stock				(44)			(44)
BALANCE at Mar. 31, 2014	(2,867,548)	1,712,786	¥ 25,497,022	(392,070)	35,961,995	268,441	60,180,626
BALANCE (in shares) at Mar. 31, 2014			46,697,800
Issuance of common stock upon exercise of stock options			¥ 2,835		2,836		¥ 5,671
Issuance of common stock upon exercise of stock options (in shares)			3,200				3,200
Stock-based compensation (Note 14)					49,297		¥ 49,297
Net income	3,322,081					74,672	3,396,753
Other comprehensive income (loss), net of tax		225,863				(3,735)	222,128
Dividends paid (Note 14)	(1,010,695)						(1,010,695)
BALANCE at Mar. 31, 2015	(556,162)	1,938,649	¥ 25,499,857	(392,070)	36,014,128	339,378	62,843,780
BALANCE (in shares) at Mar. 31, 2015			46,701,000
Issuance of common stock upon exercise of stock options			¥ 9,642		(9,632)		¥ 10
Issuance of common stock upon exercise of stock options (in shares)			10,400				10,400
Stock-based compensation (Note 14)					55,337		¥ 55,337
Net income	4,038,282					151,740	4,190,022
Other comprehensive income (loss), net of tax		(741,980)				3,958	(738,022)
Dividends paid (Note 14)	(1,010,844)						(1,010,844)
BALANCE at Mar. 31, 2016	¥ 2,471,276	¥ 1,196,669	¥ 25,509,499	¥ (392,070)	¥ 36,059,833	498,768	65,343,975
BALANCE (in shares) at Mar. 31, 2016			46,711,400
Subsidiary stock issuance						¥ 3,692	¥ 3,692